DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Derivative Financial Instruments Explanatory [Abstract]
Schedule of disclosure of derivative financial instruments
USDm	2018	2017
Fair value of derivatives:
Derivative financial instruments regarding freight and bunkers:
Forward freight agreements	0.5	-0.2
Bunker swaps	-1.2	0.8

Derivative financial instruments regarding interest and currency exchange rate:
Forward exchange contracts	-1.8	1.8
Interest rate swaps	2.8	5.1
Fair value of derivatives as of 31 December	0.3	7.5

USDm	Financial assets	Financial liabilities
2018
Offsetting financial assets and financial liabilities:
Gross amount	7.1	-6.8
Offsetting amount	-3.4	3.4
Net amount presented in the statement of financial position	3.7	-3.4

USDm	Financial assets	Financial liabilities
2017
Offsetting of financial assets and financial liabilities:
Gross amount	8.2	-0.4
Offsetting amount	-0.9	0.6
Net amount presented in the statement of financial position	7.3	0.2

Schedule of realized amounts and fair value adjustments for derivative financial instruments
	Income statement					Equity
USDm	Revenue	Port expenses, bunkers and commissions	Financial items	Operating expenses	Administrative expenses	Hedging reserves
2018
Forward freight agreements	-2.1	-	-	-	-		0.9
Bunker swaps	-	1.1	-	-	-		-2.0
Forward exchange contracts	-	-	-	0.1	0.2		-2.4
Interest rate swaps	-	-	1.0	-	-		-3.6
Total	-2.1	1.1	1.0	0.1	0.2		-7.1

2017
Forward freight agreements	0.5	-	-	-	-		-0.3
Bunker swaps	-	1.2	-	-	-		-
Forward exchange contracts	-	-	-	0.3	0.2		4.4
Interest rate swaps	-	-	-3.4	-	-		2.7
Total	0.5	1.2	-3.4	0.3	0.2		6.8

2016
Forward freight agreements	-0.1	-	-	-	-		-0.2
Bunker swaps	-	0.0	-	-	-		1.0
Forward exchange contracts	-	-	-	0.6	0.4		-3.4
Interest rate swaps	-	-	-2.8	-	-		1.6
Total	-0.1	0.0	-2.8	0.6	0.4		-1.0